EMPLOYEE BENEFITS - Summary of Share Options at the End of the Year (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	546,827	643,957	857,643
Employee stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	546,827
Number of stock options vested (in shares) | shares	545,827
Fair value at grant date ($)	$ 5,079
Fair value vested ($)	5,056
Expense	$ 512
Employee stock options | 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 10.00
Number of stock options (in shares) | shares	67,238
Number of stock options vested (in shares) | shares	67,238
Fair value at grant date ($)	$ 226
Fair value vested ($)	226
Expense	$ 0
Employee stock options | from 28.31 to 34.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	126,622
Number of stock options vested (in shares) | shares	126,622
Fair value at grant date ($)	$ 882
Fair value vested ($)	882
Expense	$ 0
Employee stock options | from 28.31 to 34.20 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 28.31
Employee stock options | from 28.31 to 34.20 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 34.20
Employee stock options | from 29.01 to 39.37
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	248,467
Number of stock options vested (in shares) | shares	248,467
Fair value at grant date ($)	$ 1,941
Fair value vested ($)	1,941
Expense	$ 0
Employee stock options | from 29.01 to 39.37 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 29.01
Employee stock options | from 29.01 to 39.37 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 39.37
Employee stock options | from 36.30 to 38.16
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	7,500
Number of stock options vested (in shares) | shares	7,500
Fair value at grant date ($)	$ 64
Fair value vested ($)	64
Expense	$ 0
Employee stock options | from 36.30 to 38.16 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 36.30
Employee stock options | from 36.30 to 38.16 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 38.16
Employee stock options | from 44.97 to 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	95,000
Number of stock options vested (in shares) | shares	95,000
Fair value at grant date ($)	$ 1,921
Fair value vested ($)	1,921
Expense	$ 479
Employee stock options | from 44.97 to 55.07 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 44.97
Employee stock options | from 44.97 to 55.07 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	55.07
Employee stock options | 52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 52.10
Number of stock options (in shares) | shares	2,000
Number of stock options vested (in shares) | shares	1,000
Fair value at grant date ($)	$ 45
Fair value vested ($)	22
Expense	$ 33
Non employees stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value at grant date ($)	$ 0
Fair value vested ($)	0
Expense	$ 0
Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	546,827
Number of stock options vested (in shares) | shares	545,827
Fair value at grant date ($)	$ 5,079
Fair value vested ($)	5,056
Expense	$ 512